Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for each reporting unit from 2018 to 2019 was as follows:

	Baidu Core	iQIYI	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2017	12,530	3,276	15,806

Goodwill acquired	2,750	612	3,362
Goodwill disposed	(569)	—	(569)
Foreign currency translation and other adjustments	(63)	—	(63)

Balance at December 31, 2018	14,648	3,888	18,536
Goodwill acquired	978	—	978
Goodwill disposed (i)	(1,265)	—	(1,265)
Foreign currency translation and other adjustments	1	—	1
Balance at December 31, 2019	14,362	3,888	18,250

Balance at December 31, 2019, in US$	2,063	558	2,621

(i)	Disposition during the year ended December 31, 2019 was primarily related to the disposal of a subsidiary (Note 4).

Intangible Assets	Intangible Assets
	As of December 31, 2018
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Land use right	464	(130)	(69)	265
Customer relationships	589	—	(476)	113
Software	693	(7)	(506)	180
Trademarks	942	(2)	(499)	441
User list	684	(2)	(679)	3
Licensed copyrights	18,081	—	(11,324)	6,757
Others	2,291	(7)	(862)	1,422

	23,744	(148)	(14,415)	9,181

	As of December 31, 2019
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Customer relationships	31	—	(31)	—	—
Software	509	(7)	(335)	167	24
Trademarks	658	(2)	(182)	474	68
User list	84	(2)	(79)	3	—
Licensed copyrights	20,287	—	(14,000)	6,287	903
Others	2,339	(408)	(975)	956	138

	23,908	(419)	(15,602)	7,887	1,133

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In millions)
For the years ending December 31, 2020	3,943	566
2021	2,036	292
2022	1,044	150
2023	364	52
2024	121	17